Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Equity [Abstract]
Stockholders' Equity (Deficit)

Note 8 – Stockholders’ Equity (Deficit)

The Company’s authorized capital stock consists of 100,000,000 shares, of which 80,000,000 are for shares of common stock, par value $0.0001 per share, and 20,000,000 are for shares of preferred stock, par value $0.0001 per share, of which 50,000 have been designated as Series A Cumulative Convertible Preferred Stock.

As of June 30, 2018 and December 31, 2017, there were 68,535,036 shares of common stock issued and outstanding. Each share of the common stock entitles its holder to one vote on each matter submitted to the shareholders.

Stock Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – December 31, 2017	4,043,000	$0.58
Exercisable – December 31, 2017	3,328,000	$0.57
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	(300,000)	$-
Outstanding – June 30, 2018	3,743,000	$0.59
Exercisable – June 30, 2018	3,278,000	$0.59

Options Outstanding				Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 – 1.50	3,743,000	1.76 years	$0.59	3,278,000	$0.59

At June 30, 2018, the total intrinsic value of options outstanding and exercisable was $0 and $0, respectively.

The Company recognized an aggregate of $38,280 and $276,106 in compensation expense during the six months ended June 30, 2018 and 2017, respectively, related to option awards. At June 30, 2018, unrecognized stock-based compensation was $66,776.

Stock Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – December 31, 2017	16,666,667	$0.15
Exercisable – December 31, 2017	16,666,667	$0.15
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	-	$-
Outstanding – June 30, 2018	16,666,667	$0.15
Exercisable – June 30, 2018	16,666,667	$0.15

Warrants Outstanding				Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.15	16,666,667	3.42 years	$0.15	16,666,667	$0.15

At June 30, 2018, the total intrinsic value of warrants outstanding and exercisable was $0.

There were no new options or warrants granted during the six months ended June 30, 2018.

Note 8 – Stockholders’ Equity (Deficit)

The Company’s authorized capital stock consists of 100,000,000 shares, of which 80,000,000 are for shares of common stock, par value $0.0001 per share, and 20,000,000 are for shares of preferred stock, par value $0.0001 per share, of which 50,000 have been designated as Series A Cumulative Convertible Preferred Stock.

As of December 31, 2017 and 2016, there were 68,535,036 shares of common stock issued and outstanding. Each share of the common stock entitles its holder to one vote on each matter submitted to the shareholders.

Equity Incentive Plan

On May 9, 2011, the Board approved, authorized and adopted (subject to stockholder approval) the 2011 Incentive Stock and Award Plan (the “Plan”). The Plan was amended on September 14, 2011, April 11, 2012, July 9, 2012 and September 25, 2014. The Plan provides for the issuance of up to 15,000,000 shares of common stock, par value $.0001 per share, of the Company through the grant of non-qualified options (the “Non-qualified Options”), incentive options (the “Incentive Options”) and together with the Non-qualified Options, the (“Options”) and restricted stock (the “Restricted Stock”) to directors, officers, consultants, attorneys, advisors and employees.

The Plan shall be administered by a committee consisting of two or more independent, non-employee and outside directors (the “Committee”). In the absence of such a Committee, the Board shall administer the Plan.

Each Option shall contain the following material terms:

(i)	the exercise price, which shall be determined by the Committee at the time of grant, shall not be less than 100% of the Fair Market Value (defined as the closing price on the final trading day immediately prior to the grant on the principal exchange or quotation system on which the common stock is listed or quoted, as applicable) of the common stock of the Company, provided that if the recipient of the Option owns more than ten percent (10%) of the total combined voting power of the Company, the exercise price shall be at least 110% of the Fair Market Value;

(ii)	the term of each Option shall be fixed by the Committee, provided that such Option shall not be exercisable more than five (5) years after the date such Option is granted, and provided further that with respect to an Incentive Option, if the recipient owns more than ten percent (10%) of the total combined voting power of the Company, the Incentive Option shall not be exercisable more than five (5) years after the date such Incentive Option is granted;

(iii)	subject to acceleration in the event of a Change of Control of the Company (as further described in the Plan), the period during which the Options vest shall be designated by the Committee or, in the absence of any Option vesting periods designated by the Committee at the time of grant, shall vest and become exercisable in equal amounts on each fiscal quarter of the Company through the four (4) year anniversary of the date on which the Option was granted;

(iv)	no Option is transferable and each is exercisable only by the recipient of such Option except in the event of the death of the recipient; and

(v)	with respect to Incentive Options, the aggregate Fair Market Value of common stock exercisable for the first time during any calendar year shall not exceed $100,000.

Each award of Restricted Stock is subject to the following material terms:

(i)	no rights to an award of Restricted Stock is granted to the intended recipient of Restricted Stock unless and until the grant of Restricted Stock is accepted within the period prescribed by the Committee;

(ii)	Restricted Stock shall not be delivered until they are free of any restrictions specified by the Committee at the time of grant;

(iii)	recipients of Restricted Stock have the rights of a stockholder of the Company as of the date of the grant of the Restricted Stock;

(iv)	shares of Restricted Stock are forfeitable until the terms of the Restricted Stock grant have been satisfied or the employment with the Company is terminated; and

(v)	the Restricted Stock is not transferable until the date on which the Committee has specified such restrictions have lapsed.

Stock Options

The following is a summary of the Company’s option activity:

	Options	Weighted Average Exercise Price

Outstanding – January 1, 2016	9,933,500	$0.70
Exercisable – January 1, 2016	4,332,500	$0.41
Granted	2,000,000	$0.55
Exercised	-	$-
Forfeited/Cancelled	(6,614,500)	$-
Outstanding – December 31, 2016	5,319,000	$0.57
Exercisable – December 31, 2016	1,640,500	$0.47
Granted	-	$-
Exercised	-	$-
Forfeited/Cancelled	(1,276,000)	$-
Outstanding – December 31, 2017	4,043,000	$0.58
Exercisable – December 31, 2017	3,328,000	$0.57

	Options Outstanding			Options Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.40 - 1.50	4,043,000	2.10 years	$0.58	3,328,000	$0.57

At December 31, 2017, the total intrinsic value of options outstanding and exercisable was $0 and $0, respectively.

The Company recognized an aggregate of $296,274 and $777,536 in compensation expense during the years ended December 31, 2017 and 2016, respectively, related to option awards. At December 31, 2017, unrecognized stock-based compensation was $310,519.

Stock Warrants

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted Average Exercise Price

Outstanding – January 1, 2016	-	$-
Exercisable – January 1, 2016	-	$-
Granted	33,333,317	$0.08
Exercised	(16,666,650)	$0.00
Forfeited/Cancelled	-	$-
Outstanding – December 31, 2016	16,666,667	$0.15
Exercisable – December 31, 2016	16,666,667	$0.15
Granted	-	-
Exercised	-	-
Forfeited/Cancelled	-	-
Outstanding – December 31, 2017	16,666,667	$0.15
Exercisable – December 31, 2017	16,666,667	$0.15

	Warrants Outstanding			Warrants Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

$0.15	16,666,667	4.67 years	$0.15	16,666,667	$0.15

At December 31, 2017, the total intrinsic value of warrants outstanding and exercisable was $0 and $0, respectively.

There were no new options or warrants granted during the year ended December 31, 2017. The following table summarizes the range of assumptions the Company utilized to estimate the fair value of the options and warrants issued during the year ended December 31, 2016:

Assumptions	December 31, 2016
Expected term (years)	2.40-5.00
Expected volatility	90%-115%
Risk-free interest rate	0.87% - 1.96%
Dividend yield	0.00%

The expected warrant term is based on the contractual term. The expected option term is computed using the “simplified” method as permitted under the provisions of ASC 718-10-S99. The Company uses the simplified method to calculate expected term of share options and similar instruments as the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term. The expected volatility is based on historical-volatility of the Company when stock prices were publicly available. The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected term of the related option at the valuation date. Dividend yield is based on historical trends.